Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Summary of Changes in Equity Interest

As at December 31, 2021, 2020 and 2019 the equity attributable to owners of the Company is analysed as follows:

	31/12/21	31/12/20	31/12/19
Share capital	54,853	54,853	54,853
Reserves	17,449	13,043	17,147
Retained earnings	10,033	6,448	31,126
Total	82,335	74,344	103,126

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2021, 2020 and 2019, as follows:

	31/12/21	31/12/20	31/12/19
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/21	31/12/20	31/12/19
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Reserve for gain on disposal of Non-controlling interests	1,088	—	—
Foreign operations translation reserve	5,899	1,954	5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Total	17,449	13,043	17,147

Summary of OCI Accumulated in Reserves, Net of Tax

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/21	31/12/20	31/12/19
Foreign operation translation	5,899	1,954	5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Owners of the Company	4,902	1,584	5,688
Non-controlling interests	(27)	(119)	(63)
Total OCI	4,875	1,465	5,625

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2021

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	1,709	—	1,709
Share of OCI of equity-method investees	2,328	—	2,328
Actuarial losses on employees’ leaving entitlement	—	(627)	(627)
Total	4,037	(627)	3,410

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial losses on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

Year ended December 31, 2019

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	475	—	475
Share of OCI of equity-method investees	111	—	111
Actuarial losses on employees’ leaving entitlement	—	(615)	(615)
Total	586	(615)	(29)

Disclosure of Net Debt to Equity Ratio

The Group’s net debt to equity ratio as at December 31, 2021 and 2020 is as follows:

	31/12/21	31/12/20
Total liabilities	306,186	280,636
Less cash and cash equivalents	(53,472)	(48,187)
Net debt (a)	252,714	232,449
Total equity (b)	83,846	75,364
Net debt to equity ratio (a/b)	3.01	3.08